Investments - Narrative (Details) $ / shares in Units, ¥ in Thousands				2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	May 13, 2020 USD ($)	Sep. 28, 2011 USD ($)	Sep. 28, 2011 CNY (¥)	Apr. 04, 2021 USD ($) investment_round shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Feb. 08, 2023 $ / shares	Nov. 09, 2022 $ / shares
Schedule of Equity Method Investments [Line Items]
Profit amortization period							15 years								15 years
Number of rounds of investments | investment_round				2
Equity method investments cost											$ 288,000	$ 0	$ 288,000	$ 0
Transfer from Foreign Currency Translation to Equity Security Investment															$ 928,000
Impairment on equity method investments							$ 0				0		0		0	$ 0
Dividends from equity investments					$ 0		0	$ 0		$ 0	0	0	0	0	0	0
Revenues					19,605,000	$ 12,917,000	9,646,000	8,072,000	$ 9,852,000	7,857,000	22,563,000	17,709,000	42,168,000	25,781,000	$ 37,343,000	$ 25,461,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares															$ 3.36	$ 4.56	$ 9.91	$ 0.01
Debt Securities, Held-to-Maturity, Allowance for Credit Loss					0								0
Debt Securities, Unrealized Gain (Loss)							0
Related Party
Schedule of Equity Method Investments [Line Items]
Revenues							973,000			654,000
Licensing
Schedule of Equity Method Investments [Line Items]
Revenues					1,515,000	815,000	553,000	540,000	540,000	540,000	1,369,000	1,080,000	2,902,000	1,620,000	$ 2,160,000	$ 2,025,000
Licensing | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues					$ 1,515,000	$ 815,000		540,000	540,000		$ 1,369,000	1,080,000	$ 2,902,000	1,620,000
LanzaJet
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property	$ 15,000,000
Ownership percentage	37.50%			25.00%	23.15%	23.15%					23.15%		23.15%
Revenue from Contract with Customer, Excluding Assessed Tax					$ 565,000	$ 565,000	553,000	540,000	540,000	540,000	$ 1,119,000		$ 1,701,000		2,160,000	2,025,000
Deferred revenue					6,047,000	6,719,000	7,390,000			8,062,000	$ 6,719,000		$ 6,047,000		8,062,000	10,746,000
Profit amortization period											15 years		15 years
Gain on dilution				$ 503,000
Contingent right to receive additional interest | shares				45,000,000
Equity method investments cost				$ 0
Carrying value less than proportionate share of book value					$ 2,200,000	$ 2,100,000	3,800,000				$ 2,100,000		$ 2,200,000		3,700,000	3,100,000
Equity Method Investment, Realized Gain (Loss) on Disposal											$ 502,000		$ 502,000
Equity Method Investment, Ownership Percentage, Diluted					22.38%	22.38%					22.38%		22.38%
LanzaJet | Intra-entity
Schedule of Equity Method Investments [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax					$ 107,000	$ 89,000	$ 118,000	$ 132,000	$ 132,000	$ 132,000	$ 206,000	$ 263,000	$ 313,000	$ 395,000	$ 527,000	$ 662,000
SGLT
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%	30.00%												9.31%	10.01%
Gain on dilution															$ 3,368,000	$ 3,048,000
Equity securities loss															$ 76,000
SGLT | Intellectual Property
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property		$ 4,000,000	¥ 25,800